Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Accrued bonus	$ 5,349	$ 8,800
Accrued payroll and related expenses	1,622	1,460
Other current liabilities and accrued expenses	4,203	1,156
Deferred revenue	180	0
Total accrued expenses and other current liabilities	$ 11,354	$ 11,416